Invesco PowerShares
3500 Lacey Road, Suite 700
Downers Grove, IL 60515

July 24, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	PowerShares Exchange-Traded Fund Trust II

1933 Act Registration No. 333 - 138490

1940 Act Registration No. 811 - 21977

Ladies and Gentlemen:

On behalf of PowerShares Exchange-Traded Fund Trust II (the “Trust”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended, and rule 485(a)(2) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of Post-Effective Amendment No. 495 (the “Amendment”) to the Trust’s registration statement on Form N-1A. This Amendment is being filed in order to register three new series of the Trust, to be known as:

PowerShares Russell 1000 Low Beta Equal Weight Portfolio

PowerShares FTSE International Low Beta Equal Weight Portfolio

PowerShares DWA Tactical Sector Rotation Portfolio

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (630) 684-6724.

Very truly yours,

/s/ Adam Henkel

Adam Henkel

Counsel